Investment Strategy	Dec. 01, 2025
RANGER SMALL CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies. The Fund defines small cap companies as those that at the time of initial purchase are within the capitalization range of the Russell 2000 Growth Index, which was $119.4 million to $7 billion as of April 30, 2025, its most recent reconstitution date.

RIM's strategy begins with the narrowing of the small cap stock universe to identify companies that RIM believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, RIM selects securities that it believes are trading at prices below their intrinsic value. RIM sells a stock if RIM believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.

RANGER MICRO CAP FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of micro capitalization ("micro cap") companies. The Micro Cap Growth Strategy seeks long-term growth of capital by investing primarily in common stocks of growth-oriented domestic issuers which, at the initial time of purchase are within the capitalization range of issuers represented within the Russell Microcap® Growth Index. As of the most recent reconstitution date of April 30, 2025, the market capitalization range was $30.3 million to $1.3 billion.

RIM's strategy begins by narrowing the microcap stock universe to identify companies that RIM believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, RIM selects securities that it believes are trading at prices below their intrinsic value. RIM sells a stock if it believes the stock is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.